Note 20 - Taxation	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
20.	TAXATION

The Company is not subject to tax on international shipping income in its respective jurisdictions of incorporation or in the jurisdictions in which their respective vessels are registered. However, the vessel-owning companies’ vessels are subject to tonnage taxes, which have been included in the vessel operating expenses in the accompanying statements of operations.

Pursuant to the U.S. Internal Revenue Code (the “Code”), U.S.-source income from the international operation of vessels is generally exempt from U.S. tax if the Company operating the vessels meets certain requirements. Among other things, in order to qualify for this exemption, the company operating the vessels must be incorporated in a country which grants an equivalent exemption from income taxes to U.S. corporations.

All of the Company’s ship-operating subsidiaries satisfy these initial criteria. In addition, these companies must be more than 50% owned by individuals who are residents, as defined, in the countries of incorporation or another foreign country that grants an equivalent exemption to U.S corporations. These companies also currently satisfy the more than 50% beneficial ownership requirement. In addition, should the beneficial ownership requirement not be met, the management of the Company believes that by virtue of a special rule applicable to situations where the ship operating companies are beneficially owned by a publicly traded company like the Company, the more than 50% beneficial ownership requirement can also be satisfied based on the trading volume and the anticipated widely-held ownership of the Company’s shares, but no assurance can be given that this will remain so in the future, since continued compliance with this rule is subject to factors outside of the Company’s control.

In relation to the coal business which is subject to taxation in the U.S., as of December 31, 2015, the Company had net operating loss carryforwards totaling approximately $38,091 available to offset federal and state taxable income in future years. These operating loss carryforwards will begin to expire in 2033 for federal purposes and 2028 for state purposes, if not previously utilized. As of December 31, 2014, the Company had net operating loss carryforwards totaling approximately $13,494 available to offset federal and state taxable income in future years. These operating loss carryforwards will begin to expire in 2033 for federal purposes and 2028 for state purposes, if not previously utilized. The amount of $641 of operating loss carryforwards will expire in 2033, the amount of $25,434 of operating loss carryforwards will expire in 2034 and the amount of $12,982 of operating loss carryforwards will expire in 2035. The net operating loss carryforwards may be limited to use in any particular year based on Internal Revenue Code (“IRC”) Section 382 related to change of ownership restrictions. Section 382 of the IRC imposes an annual limitation on the utilization of NOL carryforwards based on long-term bond rates and the value of the corporation at the time of a change in ownership as defined by Section 382 of the IRC. In addition, future stock issuances may subject the Company to further limitations on the utilization of its net operating loss carryforwards under the same Internal Revenue Code provision.

The approximate income tax effect of the net operating loss carryforwards and other temporary differences that give rise to the Company’s deferred income tax assets (liabilities) as of December 31, 2015 and 2014 were as follows:

	As of December 31, 2015	As of December 31, 2014
Net operating loss carryforwards	$14,817	$5,249
Property, Leased mineral rights and Mine development costs	3,801	(486)
Goodwill	8,419	(684)
Acquisitions Costs	-	937
Provision for doubtful accounts	382	-
Interest payable	1,086	660
Allowance for credit receivable	2,551	2,551
Notes payable	2,194	2,194
Asset retirement obligations	-	83

Total deferred income tax assets, net	33,250	10,504
Less valuation allowance	(33,250)	(10,504)
Net deferred income tax assets	$-	$-

The Company provided a full valuation allowance on the total amount of its net deferred income tax assets as of December 31, 2015 and 2014 since management believes that it is more likely than not that these assets will not be realized. The reconciliation of the Company’s income taxes for the period ended December 31, 2015 and 2014 which would be determined by applying federal statutory rates to income before income taxes is as follows:

	As of December 31, 2015	As of December 31, 2014
Tax benefit at federal statutory rate (35%)	$(20,463)	$(8,042)
Goodwill impairment	-	1,826
State tax benefit, net of federal impact	(2,280)	(896)
Other	(3)	652
Change in valuation allowance	22,746	6,460
Net income tax provision (benefit)	$-	$-

The Company records liabilities for income tax positions taken or expected to be taken when those positions are deemed uncertain to be upheld in an examination by taxing authorities. As of December 31, 2015 , the tax years ended December 31, 2015, 2014 and 2013 were open for potential examination by Federal and state taxing authorities. No liabilities for uncertain income tax positions were recorded as of December 31, 2015, 2014 and 2013.